ESSENTIAL 40 STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5%
	AEROSPACE & DEFENSE - 5.2%
19,192	Boeing Company (The)(a)	$ 4,503,979
6,875	Lockheed Martin Corporation, Class B	3,132,456
		7,636,435
	AUTOMOTIVE - 2.7%
340,196	Ford Motor Company	4,004,106

	BANKING - 2.8%
13,914	JPMorgan Chase & Company	4,193,958

	BIOTECH & PHARMA - 6.9%
4,244	Eli Lilly & Company	3,109,070
22,913	Johnson & Johnson	4,059,495
124,121	Pfizer, Inc.	3,073,236
		10,241,801
	CABLE & SATELLITE - 2.1%
90,675	Comcast Corporation, Class A	3,080,230

	CHEMICALS - 2.6%
65,082	Nutrien Ltd.	3,750,025

	COMMERCIAL SUPPORT SERVICES - 2.5%
16,413	Waste Management, Inc.	3,715,739

	DIVERSIFIED INDUSTRIALS - 2.6%
25,243	3M Company	3,926,044

	E-COMMERCE DISCRETIONARY - 2.4%
15,577	Amazon.com, Inc.(a)	3,567,133

	ELECTRIC UTILITIES - 2.6%
31,853	Duke Energy Corporation	3,901,674

ESSENTIAL 40 STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	GAS & WATER UTILITIES - 2.7%
27,472	American Water Works Company, Inc.	$ 3,942,507

	HEALTH CARE FACILITIES & SERVICES - 4.4%
63,129	CVS Health Corporation	4,617,887
6,029	UnitedHealth Group, Inc.	1,868,206
		6,486,093
	HOME CONSTRUCTION - 2.3%
46,258	Masco Corporation	3,394,875

	INSTITUTIONAL FINANCIAL SERVICES - 2.7%
14,807	CME Group, Inc.	3,946,214

	INSURANCE - 5.0%
7,646	Berkshire Hathaway, Inc., Class B(a)	3,845,784
12,995	Chubb Ltd.	3,574,535
		7,420,319
	INTERNET MEDIA & SERVICES - 5.3%
17,812	Alphabet, Inc., Class A	3,792,353
5,603	Meta Platforms, Inc., A	4,138,936
		7,931,289
	METALS & MINING - 2.3%
78,471	Freeport-McMoRan, Inc.	3,484,112

	OIL & GAS PRODUCERS - 7.4%
104,589	Enterprise Products Partners, L.P.	3,361,490
31,129	Exxon Mobil Corporation	3,557,733
22,683	Marathon Petroleum Corporation	4,076,363
		10,995,586
	RETAIL - CONSUMER STAPLES - 2.3%
3,665	Costco Wholesale Corporation	3,457,268

	RETAIL - DISCRETIONARY - 2.4%
8,662	Home Depot, Inc. (The)	3,523,442

ESSENTIAL 40 STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SEMICONDUCTORS - 2.7%
166,351	Intel Corporation	$ 4,050,647

	SOFTWARE - 8.6%
7,931	Microsoft Corporation, Class A	4,018,559
22,118	Oracle Corporation	5,001,544
20,270	Palo Alto Networks, Inc.(a)	3,861,840
		12,881,943
	TECHNOLOGY HARDWARE - 2.3%
14,464	Apple, Inc.	3,357,673

	TECHNOLOGY SERVICES - 7.6%
11,683	Automatic Data Processing, Inc.	3,552,216
15,657	International Business Machines Corporation	3,812,323
11,080	Visa, Inc., Class A	3,897,722
		11,262,261
	TELECOMMUNICATIONS - 2.6%
87,545	Verizon Communications, Inc.	3,872,115

	TRANSPORTATION & LOGISTICS - 4.1%
52,284	Delta Air Lines, Inc.	3,230,106
12,377	FedEx Corporation	2,859,953
		6,090,059
	WHOLESALE - CONSUMER STAPLES - 2.4%
44,577	Sysco Corporation	3,587,111

	TOTAL COMMON STOCKS (Cost $129,479,282)	147,700,659

	TOTAL INVESTMENTS - 99.5% (Cost $129,479,282)	$ 147,700,659
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	701,443
	NET ASSETS - 100.0%	$ 148,402,102

LTD	- Limited Company

(a)	Non-income producing security.